Fair Value (Tables)	12 Months Ended
Oct. 31, 2015
Fair Value.
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	As of October 31, 2015				As of October 31, 2014
	Fair Value Measured Using				Fair Value Measured Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	In millions
Assets
Cash Equivalents and Investments:
Time deposits	$—	$1,111	$—	$1,111	$—	$1,735	$—	$1,735
Money market funds	4,303	—	—	4,303	9,166	—	—	9,166
Marketable equity securities	6	3	—	9	6	5	—	11
Foreign bonds	—	42	—	42	2	122	—	124
Other debt securities	—	2	—	2	—	1	36	37
Derivative Instruments:
Interest rate contracts	—	38	—	38	—	105	—	105
Foreign currency contracts	—	213	2	215	—	420	6	426
Other derivatives	—	5	—	5	—	4	—	4

Total assets	$4,309	$1,414	$2	$5,725	$9,174	$2,392	$42	$11,608

Liabilities
Derivative Instruments:
Interest rate contracts	$—	$—	$—	$—	$—	$55	$—	$55
Foreign currency contracts	—	302	2	304	—	273	2	275

Total liabilities	$—	$302	$2	$304	$—	$328	$2	$330